ORGANIZATION AND NATURE OF BUSINESS	12 Months Ended
Nov. 30, 2022
Accounting Policies [Abstract]
ORGANIZATION AND NATURE OF BUSINESS

NOTE 1 – NATURE OF OPERATIONS

Renewable Innovations, Inc., a Delaware corporation (“we,” “us,” “our,” “Renewable,” or the “Company”), was incorporated in 2019 and commenced operations in 2021.

Renewable’s goal is to accelerate the growth and opportunities within the renewable economy. Our team of industry leaders brings extensive experience and connections across the Renewable, Hydrogen, and Alternative Energy sectors.

Our advanced power integration, applications, and solutions are focused on creating a new Hydrogen-powered energy economy:

●	Hydrogen Fuel Cell (HFC) scalable backup and primary power systems
●	Mobile and transportable HFC-powered EV Rapid Charge systems for the Electric Vehicle market to help close the Grid Gap (TM)
●	Advanced Hydrogen transport and refueling vehicles
●	Greenhouse Grids to power communities

Our customers include government agencies and leading Fortune 500 companies.

Upon formation of the Company, the common shares authorized was 10,000. In May 2021, 2,000 common shares were issued to Robert Mount and Lynn Barney, the Company’s founders. On May 13, 2021, the articles of incorporation were amended to increase the authorized common shares to 1,000,000, in addition to authorizing the preferred stock discussed above. Upon the filing of the amended articles of incorporation, the common shares were subject to a 250-for-1 forward stock split; thus, increasing the common shares outstanding to 500,000 shares.